CONSOLIDATED STATEMENTS OF CASH FLOWS $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 IDR (Rp)	Dec. 31, 2017 IDR (Rp)	Dec. 31, 2016 IDR (Rp)
CASH FLOWS FROM OPERATING ACTIVITIES
Cash receipts from customers and other operators	$ 8,891	Rp 127,855	Rp 125,111	Rp 116,116
Cash receipts from tax refund	179	2,578	585
Cash receipts from finance income	72	1,036	1,431	1,736
Cash payments for expenses	(3,762)	(54,099)	(49,604)	(42,433)
Cash payments to employees	(880)	(12,657)	(11,739)	(11,207)
Cash payments for corporate and final income taxes	(721)	(10,375)	(11,846)	(11,304)
Cash payments for finance costs	(260)	(3,735)	(3,133)	(3,455)
Cash payments for Value Added Taxes - net	(239)	(3,434)	(1,942)	(2,696)
Cash payments for (receipts from) other - net	(104)	(1,498)	542	474
Net cash provided by operating activities	3,176	45,671	49,405	47,231
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sale of property and equipment	44	629	1,367	765
Proceeds from (placement in) other current financial assets - net	12	171	(676)	(983)
Proceeds from insurance claims	11	153	155	60
Dividend received from associated company	1	9	28	23
Proceeds from escrow accounts				2,159
Acquisition of non-controlling interest in a subsidiary				(138)
Purchases of property and equipment	(2,195)	(31,562)	(32,294)	(26,787)
Purchases of intangible assets	(207)	(2,972)	(508)	(1,098)
Acquisition of businesses, net of acquired cash	(29)	(420)	(243)	(137)
Acquisition of long-term investments	(23)	(337)	(269)	(43)
Payments for advances for purchases of property and equipment	(21)	(300)	(490)	(1,338)
Purchases of other assets	(32)	(461)	(77)	(40)
Net cash used in investing activities	(2,439)	(35,090)	(33,007)	(27,557)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from loans and other borrowings	2,459	35,364	12,169	7,479
Proceeds from issuance of new shares of subsidiaries	2	34	50	183
Proceeds from sale of treasury stock				3,259
Repayments of loans and other borrowings	(1,885)	(27,113)	(9,289)	(10,555)
Cash dividends paid to the Company’s stockholders	(1,155)	(16,609)	(11,627)	(11,213)
Cash dividends paid to non-controlling interests of subsidiaries	(705)	(10,134)	(12,355)	(7,058)
Net cash used in financing activities	(1,284)	(18,458)	(21,052)	(17,905)
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(547)	(7,877)	(4,654)	1,769
EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	12	171	32	(119)
PROVISION FOR EXPECTED CREDIT LOSSES ON CASH AND CASH EQUIVALENTS	0	(4)
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	1,747	25,145	29,767	28,117
CASH AND CASH EQUIVALENTS AT END OF YEAR	$ 1,212	Rp 17,435	Rp 25,145	Rp 29,767